Treasury Shares	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Treasury Shares
37	Treasury shares

	Shares	Amount
		RMB’000
As of January 1, 2021	35,644,803	2

Repurchase of ordinary shares (a)	53,507,241	5,560,104
Retirement of ordinary shares (Note 36(a))	(35,644,803)	(2)
Issuance of ordinary shares for share-based payment (Note 36(b))	8,000,000	—
Exercise of share-based payment (b)	(2,219,927)	—

As of December 31, 2021	59,287,314	5,560,104

Repurchase of ordinary shares (a)	1,447,513	82,665
Exercise of share-based payment (b)	(3,223,040)	—

As of December 31, 2022	57,511,787	5,642,769

Exercise of share-based payment (b)	(325,202)	(1)

As of December 31, 2023	57,186,585	5,642,768

(a)
In 2021, the Company’s board of directors authorized share repurchase programs under which the Company could repurchase up to an aggregate of USD1 billion of its shares during a specific period of time. For the years ended December 31, 2021, the Company had repurchased
54
million shares for approximately RMB
5,560
million under share repurchase programs. For the years ended December 31, 2022, the Company had repurchased 1.4 million shares for approximately RMB83 million under share repurchase programs. As of December 31, 2022, the share repurchase program was completed.

(b)
For the years ended December 31, 2021, 2022 and 2023, the number of treasury shares of 2,219,927, 3,223,040 and 325,202 had been used for the exercise of share-based payment with a par value of USD0.00001 per share, respectively, which amounted to RMB143, RMB224 and RMB23.